Provisions - Schedule of provision for tax, civil and labor risks (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 22, 2017
Disclosure of other provisions [line items]
Payroll tax relief	R$ 227,000
Tax, civil, labor and other risks
Disclosure of other provisions [line items]
Probable loss	560,727	R$ 558,982
Possible loss	477,804	369,558
Tax
Disclosure of other provisions [line items]
Probable loss	263,495	218,051
Possible loss	R$ 376,510	217,470
Tax | Tax claims
Disclosure of other provisions [line items]
Additional charges rate in tax claims	1.00%
Possible loss	R$ 209,496	196,048
Civil
Disclosure of other provisions [line items]
Probable loss	107,980	69,326
Possible loss	57,871	44,661
Labor
Disclosure of other provisions [line items]
Probable loss	121,842	136,785
Possible loss	43,423	107,427
Labor | Labor lawsuit
Disclosure of other provisions [line items]
Possible loss			R$ 66,000
Proceeding with provision for partial condemnation of the company	500
Other
Disclosure of other provisions [line items]
Probable loss	67,410	134,820
Possible loss	0	0
Other | Tax claims
Disclosure of other provisions [line items]
Possible loss	R$ 67,410	R$ 134,820